ACCOUNTING POLICIES - FUTURE LEASING PAYMENTS (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Net investment in finance lease	$ 179,102
Year 1
Disclosure of maturity analysis of finance lease payments receivable [line items]
Net investment in finance lease	52,698
Year 2
Disclosure of maturity analysis of finance lease payments receivable [line items]
Net investment in finance lease	41,047
Year 3
Disclosure of maturity analysis of finance lease payments receivable [line items]
Net investment in finance lease	33,500
Year 4
Disclosure of maturity analysis of finance lease payments receivable [line items]
Net investment in finance lease	22,985
Year 5
Disclosure of maturity analysis of finance lease payments receivable [line items]
Net investment in finance lease	12,128
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Net investment in finance lease	$ 16,744